STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013 Non-Qualified Stock Options and Warrants [Member]	Dec. 31, 2012 Non-Qualified Stock Options and Warrants [Member]	Jun. 30, 2013 Non-Qualified Stock Options and Warrants [Member]
Number of Shares
Outstanding		8,773,500	8,798,500	7,146,000
Granted		560,000	1,210,000
Expired		(1,971,650)	(25,000)
Forfeited	(400,000)	(120,000)
Exercised		(95,850)	(1,210,000)
Outstanding			8,773,500	7,146,000
Exercisable				6,529,123
Exercise Price
Outstanding (Lower Limit)		$ 0.25	$ 0.25
Outstanding (Upper Limit)		$ 1.75	$ 1.75
Granted (Lower Limit)		$ 0.84	$ 0.90
Granted (Upper Limit)		$ 1.16	$ 1.69
Expired (Lower Limit)		$ 0.73
Expired			$ 1.25
Expired (Upper Limit)		$ 1.25
Forfeited (Lower Limit)		$ 0.93
Forfeited (Upper Limit)		$ 1.03
Exercised (Lower Limit)		$ 0.345	$ 0.25
Exercised (Upper Limit)		$ 1.25	$ 1.25
Outstanding (Lower Limit)		$ 0.25	$ 0.25
Outstanding (Upper Limit)		$ 1.75	$ 1.75
Exercisable (Lower Limit)		$ 0.25
Exercisable (Upper Limit)		$ 1.75
Weighted Average Exercise Price
Outstanding		$ 1.13	$ 1.02	$ 1.16
Granted		$ 0.96	$ 1.19
Expired		$ 1.02	$ 1.25
Forfeited		$ 0.99
Exercised		$ 0.76	$ 0.37
Outstanding			$ 1.13	$ 1.16
Exercisable				$ 1.18